Revenue Contract Liability (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Contract with Customer, Contract Asset, Contract Liability, and Receivable [Abstract]
Summary of Significant Changes in Deferred Revenue Liability Balances

Significant changes in our deferred revenue liability balances during the period and year ended, March 31, 2024 and December 31, 2023, respectively, were as follows in thousands:

	March 31, 2024	December 31, 2023
Beginning Balance	$9,896	$3,201
Revenue Recognized	(12,003)	(3,201)
Amounts Collected or invoiced	5,921	9,896
Ending Balance	$3,814	$9,896

Significant changes in our Deferred Revenue liability balances during the year ended December 31, 2023 and 2022 were as follows:

	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022

Beginning Balance	$3,200,664	$1,995,090
Revenue Recognized	(3,200,664)	(1,995,090)
Amounts Collected or invoiced	9,895,583	3,200,664
Ending Balance	$9,895,583	$3,200,664